Pension Plans (Defined Benefit Plan Amount Recognized in Accumulated Other Comprehensive Income (Loss), Pre-tax) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Japan
Defined Benefit Plan Disclosure [Line Items]
Net prior service credit	¥ 1,100	¥ 266
Net actuarial gain (loss)	(12,183)	(12,912)
Net transition obligation	0	0
Total recognized in accumulated other comprehensive income (loss), pre-tax	(11,083)	(12,646)
Overseas plans
Defined Benefit Plan Disclosure [Line Items]
Net prior service credit	433	746
Net actuarial gain (loss)	3,394	(1,432)
Net transition obligation	5	3
Total recognized in accumulated other comprehensive income (loss), pre-tax	¥ 3,832	¥ (683)